Comprehensive Income (Loss)-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Comprehensive Income (Loss) Disclosure [Abstract]
Other comprehensive income / (loss) for the year	$ 29,020	$ 67,688	$ (11,705)
Comprehensive income (loss)	144,107	170,775	69,424
Interest rate swaps	(12,988)	27,964	(51,386)
Reclassification to Net Income	35,790	42,922	42,877
Net settlements on interest rate swaps qualifying for cash flow hedge	(489)	(3,253)	(3,196)
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation	(103)	(55)	0
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Prepaid lease rentals	(6,604)	0	0
Estimated reclassification from accumulated OCI to earnings	$ 30,393